UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21722

Name of Fund: BlackRock Enhanced Equity Yield Fund, Inc. (EEF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS Semi-Annual Report JUNE 30, 2008 | (UNAUDITED)

BlackRock Enhanced Equity Yield Fund, Inc. (EEF) BlackRock Enhanced Equity Yield & Premium Fund, Inc. (ECV)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2008

BlackRock Enhanced Equity Yield Fund, Inc.

Investment Objective

BlackRock Enhanced Equity Yield Fund, Inc. (EEF) (the “Fund”) primarily seeks to provide stockholders with current income and gains, with a secondary objective of providing capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of dividend-paying common stocks in an attempt to generate current income and by employing a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums primarily on the S&P 500 Index.

Performance

For the six months ended June 30, 2008, the Fund returned (4.19)% based on market price and (8.84)% based on net asset value (NAV). For the same period, the benchmark S&P 500® Index posted an average return of (11.91)% . All returns reflect reinvestment of dividends. The Fund’s call-writing strategy offset some of the negative effects of a downturn in the equity markets. Specifically, management has discretion to increase or decrease the percentage of call-writing in the portfolio, and its decisions during this period of market volatility benefited performance. Management believes that these actions also have positioned the Fund to benefit from a market recovery.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results. S&P 500 is a registered trademark of the McGraw-Hill Companies.

Fund Information

	Symbol on New York Stock Exchange					EEF
	Initital Offering Date				May 6, 2005
	Yield on Closing Market Price as of June 30, 2008[1] ($14.50)					13.79%
	Current Quarterly Distribution per share of Common Stock[2]					$0.50
	Current Annualized Distribution per share of Common Stock[2]					$2.00

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	[2] The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized
	gain at fiscal year end.
	Past performance does not guarantee future results.
	The table below summarizes the Fund’s market price and net asset value per share:

		6/30/08	12/31/07	Change	High	Low

	Market Price	$14.50	$16.16	(10.27)%	$16.57	$14.00
	Net Asset Value	$15.00	$17.57	(14.63)%	$17.57	$14.98

	The following chart shows the portfolio composition of the Fund’s long-term investments:

	Portfolio Composition

	Sector				6/30/08	12/31/07

	Information Technology				17%	17%
	Energy				16	13
	Financials				14	17
	Health Care				13	13
	Industrials				11	11
	Consumer Staples				10	10
	Consumer Discretionary				8	8
	Materials				4	4
	Telecommunication Services				4	4
	Utilities				3	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4 SEMI-ANNUAL REPORT

JUNE 30, 2008

Fund Summary as of June 30, 2008

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Investment Objective

BlackRock Enhanced Equity Yield & Premium Fund, Inc. (ECV) (the “Fund”) primarily seeks to provide stockholders with current income and gains, with a secondary objective of providing capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of dividend-paying common stocks in an attempt to generate current income and by employing a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums primarily on the S&P 500 Index as well as the NASDAQ 100 Index.

Performance

For the six months ended June 30, 2008, the Fund returned (6.14)% based on market price and (8.35)% based on net asset value (NAV). For the same period, the blended benchmark, comprised of 75% S&P 500 Index and 25% NASDAQ 100 Index, posted a return of (11.84)% . All returns reflect reinvestment of dividends. The Fund’s call-writing strategy offset some of the negative effects of a downturn in the equity markets. Specifically, management has discretion to increase or decrease the percentage of call-writing in the portfolio, and its decisions during this period of market volatility contributed to performance. Management believes that these actions also have positioned the Fund to benefit from a market recovery.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on New York Stock Exchange	ECV
	Initital Offering Date	June 30, 2005
	Yield on Closing Market Price as of June 30, 2008[1] ($13.70)	14.96%
	Current Semi-Annual Distribution per share of Common Stock[2]	$1.025
	Current Annualized Distribution per share of Common Stock[2]	$2.05

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

Past performance does not guarantee future results.

The table below summarizes the Fund’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low

Market Price	$13.70	$15.68	(12.63)%	$16.50	$13.65
Net Asset Value	$14.76	$17.30	(14.68)%	$17.30	$14.76

The following chart shows the portfolio composition of the Fund’s long-term investments:

Portfolio Composition

Sector	6/30/08	12/31/07

Information Technology	30%	28%
Health Care	13	13
Energy	12	10
Financials	10	14
Industrials	9	9
Consumer Discretionary	9	9
Consumer Staples	8	8
Materials	4	3
Telecommunication Services	3	4
Utilities	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT

JUNE 30, 2008

5

Schedule of Investments June 30, 2008 (Unaudited)

BlackRock Enhanced Equity Yield Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.4%
General Dynamics Corp.	6,900	$ 580,980
Honeywell International, Inc.	9,100	457,548
Lockheed Martin Corp.	16,100	1,588,426
Northrop Grumman Corp.	28,700	1,920,030

		4,546,984

Air Freight & Logistics — 1.3%
United Parcel Service, Inc. Class B	64,800	3,983,256

Auto Components — 0.1%
Johnson Controls, Inc.	16,200	464,616

Automobiles — 0.3%
General Motors Corp.	88,100	1,013,150

Beverages — 2.0%
The Coca-Cola Co.	89,100	4,631,418
PepsiCo, Inc.	24,700	1,570,673

		6,202,091

Biotechnology — 1.6%
Amgen, Inc. (a)	25,200	1,188,432
Biogen Idec, Inc. (a)	11,200	625,968
Celgene Corp. (a)	10,600	677,022
Genzyme Corp. (a)	8,300	597,766
Gilead Sciences, Inc. (a)	38,600	2,043,870

		5,133,058

Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	19,980	3,494,502
Lehman Brothers Holdings, Inc.	26,400	522,984
Morgan Stanley	18,000	649,260

		4,666,746

Chemicals — 1.7%
Air Products & Chemicals, Inc.	6,100	603,046
The Dow Chemical Co.	46,600	1,626,806
E.I. du Pont de Nemours & Co.	45,900	1,968,651
PPG Industries, Inc.	17,400	998,238

		5,196,741

Commercial Banks — 3.5%
Comerica, Inc.	17,100	438,273
Regions Financial Corp.	120,600	1,315,746
SunTrust Banks, Inc.	41,900	1,517,618
U.S. Bancorp	119,600	3,335,644
Wachovia Corp.	143,700	2,231,661
Wells Fargo & Co.	85,000	2,018,750

		10,857,692

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	19,100	720,261

Communications Equipment — 3.3%
Ciena Corp. (a)	15,371	356,146
Cisco Systems, Inc. (a)	137,600	3,200,576
Corning, Inc.	50,300	1,159,415
Motorola, Inc.	188,400	1,382,856
QUALCOMM, Inc.	95,900	4,255,083

		10,354,076

Common Stocks	Shares	Value

Computers & Peripherals — 3.7%
Apple, Inc. (a)	26,200	$ 4,386,928
Dell, Inc. (a)	62,100	1,358,748
EMC Corp. (a)	59,500	874,055
Hewlett-Packard Co.	41,900	1,852,399
International Business Machines Corp.	20,800	2,465,424
SanDisk Corp. (a)	32,400	605,880

		11,543,434

Consumer Finance — 0.1%
Discover Financial Services, Inc.	22,900	301,593

Diversified Financial Services — 3.4%
Bank of America Corp.	138,400	3,303,608
CME Group, Inc.	3,812	1,460,720
Citigroup, Inc.	59,800	1,002,248
IntercontinentalExchange, Inc. (a)	11,500	1,311,000
JPMorgan Chase & Co.	104,900	3,599,119

		10,676,695

Diversified Telecommunication Services — 3.4%
AT&T Inc.	163,790	5,518,085
Embarq Corp.	24,191	1,143,509
Verizon Communications, Inc.	79,290	2,806,866
Windstream Corp.	109,500	1,351,230

		10,819,690

Electric Utilities — 0.4%
American Electric Power Co., Inc.	10,900	438,507
FirstEnergy Corp.	8,300	683,339

		1,121,846

Electrical Equipment — 1.1%
Emerson Electric Co.	49,400	2,442,830
Rockwell Automation, Inc.	23,400	1,023,282

		3,466,112

Electronic Equipment & Instruments — 0.3%
Tyco Electronics Ltd.	28,925	1,036,093

Energy Equipment & Services — 3.4%
Baker Hughes, Inc.	9,300	812,262
National Oilwell Varco, Inc. (a)	36,600	3,247,152
Schlumberger Ltd.	12,797	1,374,782
Smith International, Inc.	34,500	2,868,330
Transocean, Inc.	16,330	2,488,529

		10,791,055

Food & Staples Retailing — 3.0%
SYSCO Corp.	100,500	2,764,755
Wal-Mart Stores, Inc.	99,100	5,569,420
Walgreen Co.	37,500	1,219,125

		9,553,300

Food Products — 1.0%
ConAgra Foods, Inc.	16,000	308,480
Kraft Foods, Inc.	47,321	1,346,282
Sara Lee Corp.	113,300	1,387,925

		3,042,687

See Notes to Financial Statements.

6 SEMI-ANNUAL REPORT

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock Enhanced Equity Yield Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	13,300	$ 850,402
Becton Dickinson & Co.	17,800	1,447,140
Boston Scientific Corp. (a)	42,546	522,890
Covidien Ltd.	28,925	1,385,218
Zimmer Holdings, Inc. (a)	9,200	626,060

		4,831,710

Health Care Providers & Services — 1.6%
Aetna, Inc.	15,700	636,321
Express Scripts, Inc. (a)	17,600	1,103,872
Medco Health Solutions, Inc. (a)	24,300	1,146,960
UnitedHealth Group, Inc.	39,200	1,029,000
WellPoint, Inc. (a)	21,500	1,024,690

		4,940,843

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	34,300	1,130,528
McDonald’s Corp.	75,700	4,255,854
Starwood Hotels & Resorts Worldwide, Inc.	12,200	488,854

		5,875,236

Household Durables — 1.0%
Fortune Brands, Inc.	21,900	1,366,779
Lennar Corp. Class A	22,200	273,948
Whirlpool Corp.	24,600	1,518,558

		3,159,285

Household Products — 1.7%
The Procter & Gamble Co.	85,642	5,207,890

IT Services — 0.6%
Automatic Data Processing, Inc.	38,900	1,629,910
Cognizant Technology Solutions Corp. (a)	12,400	403,124

		2,033,034

Industrial Conglomerates — 4.5%
3M Co.	51,500	3,583,885
General Electric Co.	338,200	9,026,558
Textron, Inc.	14,300	685,399
Tyco International Ltd.	21,025	841,841

		14,137,683

Insurance — 2.9%
The Allstate Corp.	18,100	825,179
American International Group, Inc.	28,300	748,818
Hartford Financial Services Group, Inc.	15,500	1,000,835
Lincoln National Corp.	35,000	1,586,200
Marsh & McLennan Cos., Inc.	72,900	1,935,495
The Travelers Cos., Inc.	68,900	2,990,260

		9,086,787

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	20,200	1,481,266

Internet Software & Services — 1.7%
eBay, Inc. (a)	76,100	2,079,813
Google, Inc. Class A (a)	5,720	3,011,122
Yahoo! Inc. (a)	10,000	206,600

		5,297,535

Common Stocks	Shares	Value

Leisure Equipment & Products — 0.9%
Eastman Kodak Co.	61,800	$ 891,774
Mattel, Inc.	111,700	1,912,304

		2,804,078

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. (a)	11,600	646,468

Machinery — 1.7%
Caterpillar, Inc.	36,200	2,672,284
Cummins, Inc.	21,600	1,415,232
Deere & Co.	16,200	1,168,506

		5,256,022

Media — 0.7%
CBS Corp. Class B	76,850	1,497,807
The DIRECTV Group, Inc.(a)	32,000	829,120

		2,326,927

Metals & Mining — 1.6%
Alcoa, Inc.	29,600	1,054,352
Allegheny Technologies, Inc.	18,300	1,084,824
Freeport-McMoRan Copper & Gold, Inc. Class B	23,900	2,800,841

		4,940,017

Multi-Utilities — 2.6%
Ameren Corp.	11,600	489,868
Consolidated Edison, Inc.	31,300	1,223,517
Dominion Resources, Inc.	15,800	750,342
Public Service Enterprise Group, Inc.	64,200	2,948,706
Xcel Energy, Inc.	134,000	2,689,380

		8,101,813

Multiline Retail — 0.1%
Target Corp.	9,400	437,006

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	29,300	2,192,812
Apache Corp.	9,400	1,306,600
Chevron Corp.	68,906	6,830,652
ConocoPhillips (b)	45,800	4,323,062
Devon Energy Corp.	8,700	1,045,392
EOG Resources, Inc.	10,200	1,338,240
Exxon Mobil Corp.	128,100	11,289,453
Hess Corp.	22,000	2,776,180
Spectra Energy Corp.	110,000	3,161,400
Valero Energy Corp.	15,100	621,818
XTO Energy, Inc.	37,700	2,582,827

		37,468,436

Paper & Forest Products — 0.6%
International Paper Co.	50,700	1,181,310
Weyerhaeuser Co.	15,300	782,442

		1,963,752

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

7

Schedule of Investments (continued)

BlackRock Enhanced Equity Yield Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals — 7.4%
Abbott Laboratories	22,400	$ 1,186,528
Bristol-Myers Squibb Co.	115,800	2,377,374
Eli Lilly & Co.	49,300	2,275,688
Johnson & Johnson	101,500	6,530,510
Merck & Co., Inc.	99,400	3,746,386
Pfizer, Inc.	290,500	5,075,035
Schering-Plough Corp.	63,000	1,240,470
Wyeth	15,900	762,564

		23,194,555

Real Estate Investment Trusts (REITs) — 1.3%
Plum Creek Timber Co., Inc.	57,100	2,438,741
Vornado Realty Trust	17,800	1,566,400

		4,005,141

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	37,700	719,693
Intel Corp.	131,600	2,826,768
Linear Technology Corp.	37,100	1,208,347
Microchip Technology, Inc.	52,500	1,603,350
National Semiconductor Corp.	55,700	1,144,078
Nvidia Corp. (a)	90,250	1,689,480
Texas Instruments, Inc.	32,200	906,752

		10,098,468

Software — 3.6%
Autodesk, Inc. (a)	54,500	1,842,645
Electronic Arts, Inc. (a)	18,500	821,955
Microsoft Corp.	230,200	6,332,802
Oracle Corp. (a)	108,200	2,272,200

		11,269,602

Specialty Retail — 1.4%
Home Depot, Inc.	62,500	1,463,750
Staples, Inc.	123,100	2,923,625

		4,387,375

Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	35,500	2,526,890

Thrifts & Mortgage Finance — 0.5%
Fannie Mae	27,600	538,476
Freddie Mac	19,500	319,800
Washington Mutual, Inc. (c)	177,300	874,089

		1,732,365

Tobacco — 1.8%
Philip Morris International, Inc.	16,600	819,874
Reynolds American, Inc.	40,500	1,890,135
UST, Inc.	51,800	2,828,798

		5,538,807

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.	80,100	760,951

Total Common Stocks
(Cost — $334,548,928) — 95.1%		299,001,118

Beneficial Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC
Money Market Series, 2.70% (d)(e)(f)	$ 24,740	$ 24,740,410

Total Short-Term Securities
(Cost — $24,740,410) — 7.9%		24,740,410

Options Purchased	Contracts

Call Options Purchased
3M Co., expiring July 2008 at $85	60	300
AT&T Inc., expiring July 2008 at $37.50	440	3,300
Abbott Laboratories, expiring August 2008 at $52.50	20	4,000
Aetna, Inc., expiring July 2008 at $50	30	225
Amazon.com, Inc., expiring July 2008 at $80	40	2,920
Amgen, Inc., expiring July 2008 at $45	50	12,525
Anadarko Petroleum Corp., expiring August 2008
at $60	60	94,200
Apple, Inc., expiring July 2008 at $150	70	132,125
Autodesk, Inc., expiring July 2008 at $40	80	600
Bank of America Corp., expiring August 2008 at $45	120	240
Carnival Corp., expiring July 2008 at $40	80	400
Caterpillar, Inc., expiring August 2008 at $85	120	5,520
Cisco Systems, Inc., expiring August 2008 at $26	130	3,510
The Coca-Cola Co., expiring August 2008 at $62.50	80	600
ConocoPhillips, expiring August 2008 at $85	70	73,150
Corning, Inc., expiring August 2008 at $25	60	3,450
Cummins, Inc., expiring August 2008 at $75	80	16,200
Dell, Inc., expiring July 2008 at $24	110	1,155
eBay, Inc., expiring July 2008 at $30	150	4,275
E.I. du Pont de Nemours & Co., expiring July 2008
at $47.50	30	225
E.I. du Pont de Nemours & Co., expiring July 2008
at $50	60	300
EMC Corp., expiring July 2008 at $18	70	105
Eli Lilly & Co., expiring July 2008 at $55	80	400
Express Scripts, Inc., expiring August 2008 at $65	30	7,500
Exxon Mobil Corp., expiring August 2008 at $95	80	7,560
Freeport-McMoRan Copper & Gold, Inc. Class B,
expiring August 2008 at $95	40	97,900
Gilead Sciences, Inc., expiring August 2008 at $55	50	7,375
The Goldman Sachs Group, Inc., expiring July 2008
at $175	50	30,875
Hess Corp., expiring August 2008 at $95	40	130,600
Hewlett-Packard Co., expiring August 2008 at $45	90	12,375

See Notes to Financial Statements.

8 SEMI-ANNUAL REPORT

JUNE 30, 2008

Schedule of Investments (continued)

BlackRock Enhanced Equity Yield Fund, Inc. (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Call Options Purchased (concluded)
Intel Corp., expiring July 2008 at $20	340	$ 63,580
JPMorgan Chase & Co., expiring August 2008
at $42.50	230	7,360
Johnson Controls, Inc., expiring July 2008 at $35	40	300
Lehman Brothers Holdings, Inc., expiring July 2008
at $60	50	50
Marathon Oil Corp., expiring July 2008 at $55	10	600
Medco Health Solutions, Inc., expiring July 2008
at $45	50	13,750
Merck & Co., Inc., expiring July 2008 at $47.50	170	850
National Oilwell Varco, Inc., expiring August 2008
at $60	60	176,400
Oracle Corp., expiring August 2008 at $24	190	2,375
QUALCOMM, Inc., expiring July 2008 at $42.50	140	37,100
Reynolds American, Inc., expiring August 2008
at $60	50	375
Rockwell Automation, Inc., expiring July 2008
at $60	60	300
Schlumberger Ltd., expiring August 2008 at $90	20	37,000
Smith International, Inc., expiring July 2008
at $62.50	80	166,000
Staples, Inc., expiring August 2008 at $25	100	7,500
Texas Instruments, Inc., expiring July 2008 at $30	65	1,203
UST, Inc., expiring July 2008 at $55	100	10,500
United Parcel Service, Inc. Class B, expiring July 2008
at $75	70	350
VF Corp., expiring August 2008 at $80	60	4,350
Verizon Communications, Inc., expiring July 2008
at $40	160	1,120
Wal-Mart Stores, Inc., expiring July 2008 at $57.50	170	12,495
Waste Management, Inc., expiring July 2008
at $35	10	2,850
Wells Fargo & Co., expiring July 2008 at $27.50	120	2,400
Wells Fargo & Co., expiring July 2008 at $35	50	250
XTO Energy, Inc., expiring August 2008 at $70	70	25,200

Total Options Purchased
(Cost — $1,428,639) — 0.4%		1,228,168

Total Investments Before Options Written
(Cost — $360,717,977*) — 103.4%		324,969,696

Options Written

Call Options Written
Abbott Laboratories, expiring August 2008
at $55	40	(3,800)
Amgen, Inc., expiring July 2008 at $47.50	100	(8,600)

Options Written	Contracts	Value

Call Options Written (concluded)
Anadarko Petroleum Corp., expiring August 2008
at $65	120	$ (133,800)
Apple, Inc., expiring July 2008 at $170	140	(72,450)
ConocoPhillips, expiring August 2008 at $90	140	(93,800)
Cummins, Inc., expiring August 2008 at $80	160	(17,600)
Express Scripts, Inc., expiring August 2008
at $75	60	(2,400)
Exxon Mobil Corp., expiring August 2008
at $100	160	(4,560)
Freeport-McMoRan Copper & Gold, Inc. Class B,
expiring August 2008 at $110	80	(110,200)
Gilead Sciences, Inc., expiring August 2008
at $60	100	(3,000)
The Goldman Sachs Group, Inc., expiring July 2008
at $195	100	(5,250)
Hess Corp., expiring August 2008 at $110	80	(159,600)
Hewlett-Packard Co., expiring August 2008
at $50	180	(4,050)
Intel Corp., expiring July 2008 at $22.50	680	(31,620)
JPMorgan Chase & Co., expiring August 2008
at $45	460	(6,210)
Medco Health Solutions, Inc., expiring July 2008
at $50	100	(3,750)
National Oilwell Varco, Inc., expiring August 2008
at $70	120	(240,000)
QUALCOMM, Inc., expiring July 2008 at $47.50	280	(11,620)
S&P 500 Listed Option, expiring August 2008
at $1,370	790	(576,700)
S&P 500 Listed Option, expiring August 2008
at $1,380	450	(247,500)
Schlumberger Ltd., expiring August 2008 at $10	40	(42,000)
Smith International, Inc., expiring July 2008
at $70	160	(213,600)
Staples, Inc., expiring August 2008 at $27.50	200	(3,500)
UST, Inc., expiring July 2008 at $60	200	(4,500)
VF Corp., expiring August 2008 at $85	70	(1,750)
Wal-Mart Stores, Inc., expiring July 2008 at $60	340	(6,290)
Waste Management, Inc., expiring July 2008
at $37.50	20	(1,900)
XTO Energy, Inc., expiring August 2008 at $75	140	(26,950)

Total Options Written
(Premiums Received — $3,488,930) — (0.7%)		(2,037,000)

Total Investments, Net of Options Written — 102.7%		322,932,696
Liabilities in Excess of Other Assets — (2.7%)		(8,544,836)

Net Assets — 100.0%		$ 314,387,860

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 360,718,208

Gross unrealized appreciation	$ 23,528,323
Gross unrealized depreciation	(59,276,835)

Net unrealized depreciation	$ (35,748,512)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

9

Schedule of Investments (concluded)

BlackRock Enhanced Equity Yield Fund, Inc.

(a) Non-income producing security.
(b) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Money Market Series	$(9,980)	$467,155

(e) Represents the current yield as of report date.
(f) A portion of security was purchased with the cash proceeds from securities loans.
• Financial futures contracts purchased as of June 30,2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

272	S&P 500 Index September 2008		$18,134,881	$ (711,921)

• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Effective January 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in deter-
mining the fair valuation of the Fund's investments:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments*

Level 1	$299,001,118	$(1,520,753)
Level 2	24,740,410	—
Level 3	—	—

Total	$323,741,528	$(1,520,753)

* Other financial instruments are options and futures.

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)
BlackRock Enhanced Equity Yield & Premium Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.2%
L-3 Communications Holdings, Inc.	3,700	$ 336,219
Northrop Grumman Corp.	19,300	1,291,170
Precision Castparts Corp.	2,500	240,925
United Technologies Corp.	21,500	1,326,550

		3,194,864

Air Freight & Logistics — 1.1%
United Parcel Service, Inc. Class B	46,200	2,839,914

Auto Components — 0.1%
Johnson Controls, Inc.	9,600	275,328

Automobiles — 0.2%
General Motors Corp.	42,500	488,750

Beverages — 1.3%
The Coca-Cola Co.	43,100	2,240,338
PepsiCo, Inc.	20,200	1,284,518

		3,524,856

Biotechnology — 3.2%
Amgen, Inc. (a)	37,900	1,787,364
Celgene Corp. (a)	28,000	1,788,360
Genzyme Corp. (a)	30,700	2,211,014
Gilead Sciences, Inc. (a)	48,800	2,583,960

		8,370,698

Building Products — 0.1%
Masco Corp.	15,400	242,242

Capital Markets — 1.6%
The Charles Schwab Corp.	15,400	316,316
Franklin Resources, Inc.	2,600	238,290
The Goldman Sachs Group, Inc.	11,890	2,079,561
Legg Mason, Inc.	21,400	932,398
Morgan Stanley	13,100	472,517

		4,039,082

Chemicals — 1.3%
The Dow Chemical Co.	40,500	1,413,855
E.I. du Pont de Nemours & Co.	24,700	1,059,383
Eastman Chemical Co.	11,600	798,776

		3,272,014

Commercial Banks — 2.6%
BB&T Corp.	21,800	496,386
Comerica, Inc.	7,400	189,662
SunTrust Banks, Inc.	14,500	525,190
U.S. Bancorp	91,900	2,563,091
Wachovia Corp.	106,800	1,658,604
Wells Fargo & Co.	53,200	1,263,500

		6,696,433

Commercial Services & Supplies — 1.6%
Pitney Bowes, Inc.	26,800	913,880
R.R. Donnelley & Sons Co.	67,200	1,995,168
Waste Management, Inc.	35,600	1,342,476

		4,251,524

Common Stocks	Shares	Value

Communications Equipment — 5.3%
Ciena Corp. (a)	27,271	$ 631,869
Cisco Systems, Inc. (a)	173,100	4,026,306
Corning, Inc.	45,600	1,051,080
Motorola, Inc.	63,400	465,356
QUALCOMM, Inc.	109,200	4,845,204
Research In Motion Ltd. (a)	24,349	2,846,398

		13,866,213

Computers & Peripherals — 6.1%
Apple, Inc. (a)	74,700	12,507,768
EMC Corp. (a)	33,900	497,991
Hewlett-Packard Co.	40,200	1,777,242
International Business Machines Corp.	9,100	1,078,623

		15,861,624

Construction & Engineering — 0.7%
Fluor Corp.	9,100	1,693,328

Consumer Finance — 0.1%
Discover Financial Services, Inc.	21,000	276,570

Distributors — 0.3%
Genuine Parts Co.	20,400	809,472

Diversified Consumer Services — 0.2%
Apollo Group, Inc. Class A (a)	14,400	637,344

Diversified Financial Services — 2.3%
Bank of America Corp.	110,301	2,632,885
CME Group, Inc.	840	321,880
Citigroup, Inc.	17,100	286,596
IntercontinentalExchange, Inc. (a)	3,400	387,600
JPMorgan Chase & Co.	65,300	2,240,443

		5,869,404

Diversified Telecommunication Services — 2.8%
AT&T Inc.	98,332	3,312,805
Embarq Corp.	6,519	308,153
Verizon Communications, Inc.	70,432	2,493,293
Windstream Corp.	97,761	1,206,371

		7,320,622

Electric Utilities — 1.0%
Progress Energy, Inc.	36,200	1,514,246
The Southern Co.	30,500	1,065,060

		2,579,306

Electrical Equipment — 0.3%
Emerson Electric Co.	16,200	801,090

Electronic Equipment & Instruments — 0.1%
Tyco Electronics Ltd.	7,875	282,082

Energy Equipment & Services — 2.9%
Baker Hughes, Inc.	5,900	515,306
National Oilwell Varco, Inc. (a)	28,200	2,501,904
Schlumberger Ltd.	2,903	311,869
Smith International, Inc.	27,282	2,268,225
Transocean, Inc.	9,654	1,471,173
Weatherford International Ltd. (a)	10,800	535,572

		7,604,049

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

11

Schedule of Investments (continued)
BlackRock Enhanced Equity Yield & Premium Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	23,900	$ 945,723
SYSCO Corp.	76,800	2,112,768
Wal-Mart Stores, Inc.	52,200	2,933,640
Walgreen Co.	16,100	523,411

		6,515,542

Food Products — 0.8%
Kraft Foods, Inc.	46,127	1,312,313
Sara Lee Corp.	72,100	883,225

		2,195,538

Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp. (a)	35,886	441,039
Covidien Ltd.	7,875	377,134
Stryker Corp.	5,500	345,840

		1,164,013

Health Care Providers & Services — 1.9%
Aetna, Inc.	8,200	332,346
Cigna Corp.	10,100	357,439
Express Scripts, Inc. (a)	16,400	1,028,608
Humana, Inc. (a)	24,700	982,319
Medco Health Solutions, Inc. (a)	10,300	486,160
UnitedHealth Group, Inc.	46,300	1,215,375
WellPoint, Inc. (a)	11,300	538,558

		4,940,805

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	7,000	230,720
McDonald’s Corp.	43,500	2,445,570
Starbucks Corp. (a)	45,600	717,744
Wynn Resorts Ltd.	13,400	1,090,090

		4,484,124

Household Durables — 1.5%
Fortune Brands, Inc.	23,200	1,447,912
Lennar Corp. Class A	32,000	394,880
Newell Rubbermaid, Inc.	46,200	775,698
Whirlpool Corp.	19,900	1,228,427

		3,846,917

Household Products — 1.3%
Colgate-Palmolive Co.	5,100	352,410
Kimberly-Clark Corp.	4,800	286,944
The Procter & Gamble Co.	43,600	2,651,316

		3,290,670

IT Services — 1.4%
Automatic Data Processing, Inc.	30,900	1,294,710
Paychex, Inc.	77,500	2,424,200

		3,718,910

Industrial Conglomerates — 2.7%
3M Co.	24,300	1,691,037
General Electric Co.	191,850	5,120,477
Textron, Inc.	5,800	277,994

		7,089,508

Common Stocks	Shares	Value

Insurance — 1.3%
American International Group, Inc.	7,400	$ 195,804
Hartford Financial Services Group, Inc.	3,900	251,823
Lincoln National Corp.	20,100	910,932
Marsh & McLennan Cos., Inc.	10,500	278,775
Prudential Financial, Inc.	7,400	442,076
The Travelers Cos., Inc.	31,100	1,349,740

		3,429,150

Internet & Catalog Retail — 0.3%
Amazon.com, Inc. (a)	12,100	887,293

Internet Software & Services — 4.4%
Akamai Technologies, Inc. (a)	32,800	1,141,112
Baidu.com, Inc. (a)(b)	1,854	580,228
eBay, Inc. (a)	97,807	2,673,065
Google, Inc. Class A (a)(c)	13,060	6,875,045
Yahoo! Inc. (a)	12,600	260,316

		11,529,766

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (a)	24,400	1,359,812

Machinery — 1.1%
Caterpillar, Inc.	16,900	1,247,558
Cummins, Inc.	18,500	1,212,120
Danaher Corp.	4,000	309,200

		2,768,878

Media — 1.2%
CBS Corp. Class B	19,400	378,106
Comcast Corp. Class A	105,950	2,009,872
The DIRECTV Group, Inc.(a)	26,600	689,206

		3,077,184

Metals & Mining — 1.1%
Allegheny Technologies, Inc.	6,000	355,680
Freeport-McMoRan Copper & Gold, Inc. Class B	17,200	2,015,668
Nucor Corp.	5,600	418,152

		2,789,500

Multi-Utilities — 0.8%
Xcel Energy, Inc.	105,200	2,111,364

Oil, Gas & Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	8,600	643,624
Apache Corp.	6,100	847,900
Chesapeake Energy Corp.	21,500	1,418,140
Chevron Corp.	46,500	4,609,545
ConocoPhillips	27,521	2,597,707
Devon Energy Corp.	4,500	540,720
Exxon Mobil Corp. (c)	72,000	6,345,360
Spectra Energy Corp.	23,000	661,020
Valero Energy Corp.	10,100	415,918
Williams Cos., Inc.	38,600	1,555,966
XTO Energy, Inc.	31,600	2,164,916

		21,800,816

Paper & Forest Products — 0.9%
International Paper Co.	36,600	852,780
MeadWestvaco Corp.	24,600	586,464
Weyerhaeuser Co.	17,900	915,406

		2,354,650

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

JUNE 30, 2008

Schedule of Investments (continued)
BlackRock Enhanced Equity Yield & Premium Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals — 6.2%
Abbott Laboratories	23,700	$ 1,255,389
Bristol-Myers Squibb Co.	87,800	1,802,534
Eli Lilly & Co.	16,800	775,488
Johnson & Johnson	56,100	3,609,474
Merck & Co., Inc.	34,500	1,300,305
Pfizer, Inc.	182,900	3,195,263
Schering-Plough Corp.	41,600	819,104
Teva Pharmaceutical Industries Ltd. (b)	29,097	1,332,643
Wyeth	46,100	2,210,956

		16,301,156

Real Estate Investment Trusts (REITs) — 0.9%
Developers Diversified Realty Corp.	7,400	256,854
Plum Creek Timber Co., Inc.	21,700	926,807
Simon Property Group, Inc.	3,600	323,604
Vornado Realty Trust	9,400	827,200

		2,334,465

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc. (a)	128,900	751,487
Analog Devices, Inc.	38,200	1,213,614
Intel Corp.	185,040	3,974,659
Nvidia Corp. (a)	92,400	1,729,728
Texas Instruments, Inc.	91,200	2,568,192
Xilinx, Inc.	98,200	2,479,550

		12,717,230

Software — 5.7%
Adobe Systems, Inc. (a)	31,800	1,252,602
Autodesk, Inc. (a)	49,800	1,683,738
Electronic Arts, Inc. (a)	20,998	932,941
Intuit, Inc. (a)	27,400	755,418
Microsoft Corp.	264,700	7,281,897
Oracle Corp. (a)	145,862	3,063,102

		14,969,698

Specialty Retail — 1.6%
Home Depot, Inc.	69,100	1,618,322
Staples, Inc.	107,000	2,541,250

		4,159,572

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc. (a)	19,900	574,712
VF Corp.	28,000	1,993,040

		2,567,752

Thrifts & Mortgage Finance — 0.7%
Fannie Mae	58,200	1,135,482
Washington Mutual, Inc.	137,400	677,382

		1,812,864

Tobacco — 1.4%
Reynolds American, Inc.	30,200	1,409,434
UST, Inc.	40,800	2,228,088

		3,637,522

Total Common Stocks
(Cost — $264,846,349) — 92.9%		242,651,508

Beneficial Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC
Money Market Series, 2.70% (d)(e)	$ 21,608	$ 21,607,948

Total Short-Term Securities
(Cost — $21,607,948) — 8.3%		21,607,948

Options Purchased	Contracts

Call Options Purchased
3M Co., expiring July 2008 at $85	30	150
AT&T Inc., expiring July 2008 at $37.50	310	2,325
Abbott Laboratories, expiring August 2008
at $52.50	10	2,000
Adobe Systems, Inc., expiring July 2008
at $37.50	50	12,000
Aetna, Inc., expiring July 2008 at $50	20	150
Amazon.com, Inc., expiring July 2008 at $80	30	2,190
Amgen, Inc., expiring July 2008 at $45	80	20,040
Anadarko Petroleum Corp., expiring August 2008
at $60	20	31,400
Apple, Inc., expiring July 2008 at $150	160	302,000
Autodesk, Inc., expiring July 2008 at $40	110	825
Bank of America Corp., expiring August 2008
at $45	100	200
Carnival Corp., expiring July 2008 at $40	10	50
Caterpillar, Inc., expiring August 2008 at $85	50	2,300
Cigna Corp., expiring July 2008 at $50	20	100
Cisco Systems, Inc., expiring August 2008
at $26	160	4,320
The Coca-Cola Co., expiring August 2008
at $62.50	30	225
ConocoPhillips, expiring August 2008 at $85	40	41,800
Corning, Inc., expiring August 2008 at $25	60	3,450
Cummins, Inc., expiring August 2008 at $75	80	16,200
E.I. du Pont de Nemours & Co., expiring July 2008
at $47.50	21	158
E.I. du Pont de Nemours & Co., expiring July 2008
at $50	40	200
EMC Corp., expiring July 2008 at $18	40	60
eBay, Inc., expiring July 2008 at $30	200	5,700
Eli Lilly & Co., expiring July 2008 at $55	20	100
Express Scripts, Inc., expiring August 2008
at $65	30	7,500
Exxon Mobil Corp., expiring August 2008
at $95	40	3,780
Fluor Corp., expiring July 2008 at $135	20	102,400
Freeport-McMoRan Copper & Gold, Inc. Class B,
expiring August 2008 at $95	40	97,900
Gilead Sciences, Inc., expiring August 2008
at $55	110	16,225
The Goldman Sachs Group, Inc., expiring July 2008
at $175	30	18,525
Hewlett-Packard Co., expiring August 2008
at $45	20	2,750
Intel Corp., expiring July 2008 at $20	335	62,645

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

13

Schedule of Investments (continued)

BlackRock Enhanced Equity Yield & Premium Fund, Inc.
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Call Options Purchased (concluded)
Intuit, Inc., expiring July 2008 at $27.50	60	$ 5,250
JPMorgan Chase & Co., expiring August 2008
at $42.50	140	4,480
Johnson Controls, Inc., expiring July 2008 at $35	20	150
Medco Health Solutions, Inc., expiring July 2008
at $45	30	8,250
Merck & Co., Inc., expiring July 2008 at $47.50	80	400
National Oilwell Varco, Inc., expiring August 2008
at $60	50	147,000
Oracle Corp., expiring August 2008 at $24	250	3,125
QUALCOMM, Inc., expiring July 2008 at $42.50	160	42,400
Reynolds American, Inc., expiring August 2008
at $60	30	225
Smith International, Inc., expiring July 2008
at $62.50	70	145,250
Staples, Inc., expiring August 2008 at $25	80	6,000
UST, Inc., expiring July 2008 at $55	80	8,400
United Parcel Service, Inc. Class B, expiring
July 2008 at $75	40	200
VF Corp., expiring August 2008 at $80	50	3,625
Verizon Communications, Inc., expiring July 2008
at $40	160	1,120
Wal-Mart Stores, Inc., expiring July 2008 at $57.50	90	6,615
Waste Management, Inc., expiring July 2008 at $35	20	5,700
Wells Fargo & Co., expiring July 2008 at $27.50	80	1,600
Wells Fargo & Co., expiring July 2008 at $35	50	250
XTO Energy, Inc., expiring August 2008 at $70	60	21,600
Xilinx, Inc., expiring July 2008 at $27.50	250	8,125

Total Options Purchased
(Cost — $1,237,100) — 0.5%		1,179,433

Total Investments Before Options Written
(Cost — $287,691,397*) — 101.7%		265,438,889

Options Written

Call Options Written
Abbott Laboratories, expiring August 2008
at $55	20	(1,900)
Amgen, Inc., expiring July 2008 at $47.50	160	(13,760)
Anadarko Petroleum Corp., expiring August 2008
at $65	40	(44,600)
Apple, Inc., expiring July 2008 at $170	320	(165,600)
ConocoPhillips, expiring August 2008 at $90	80	(53,600)
Cummins, Inc., expiring August 2008 at $80	160	(17,600)
Express Scripts, Inc., expiring August 2008 at $75	60	(2,400)
Exxon Mobil Corp., expiring August 2008 at $100	80	(2,280)
Fluor Corp., expiring July 2008 at $155	40	(125,600)

Options Written	Contracts	Value

Call Options Written (concluded)
Freeport-McMoRan Copper & Gold, Inc. Class B,
expiring August 2008 at $110	80	$ (110,200)
Gilead Sciences, Inc., expiring August 2008 at $60	220	(6,600)
The Goldman Sachs Group, Inc., expiring July 2008
at $195	60	(3,150)
Hewlett-Packard Co., expiring August 2008 at $50	40	(900)
Intel Corp., expiring July 2008 at $22.50	670	(31,155)
JPMorgan Chase & Co., expiring August 2008
at $45	280	(3,780)
Medco Health Solutions, Inc., expiring July 2008
at $50	60	(2,250)
National Oilwell Varco, Inc., expiring August 2008
at $70	100	(200,000)
QUALCOMM, Inc., expiring July 2008 at $47.50	320	(13,280)
S&P 500 Listed Option, expiring August 2008
at $1,370	650	(474,500)
S&P 500 Listed Option, expiring August 2008
at $1,380	365	(200,750)
Smith International, Inc., expiring July 2008 at $70	140	(186,900)
Staples, Inc., expiring August 2008 at $27.50	160	(2,800)
UST, Inc., expiring July 2008 at $60	160	(3,600)
VF Corp., expiring August 2008 at $85	60	(1,500)
Wal-Mart Stores, Inc., expiring July 2008 at $60	180	(3,330)
Waste Management, Inc., expiring July 2008
at $37.50	40	(3,800)
XTO Energy, Inc., expiring August 2008 at $75	120	(23,100)

Total Options Written
(Premiums Received — $2,939,939) — (0.7%)		(1,698,935)

Total Investments, Net of Options Written — 101.0%		263,739,954
Liabilities in Excess of Other Assets — (1.0%)		(2,565,603)

Net Assets — 100.0%		$261,174,351

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$287,701,679

Gross unrealized appreciation	$ 18,013,396
Gross unrealized depreciation	(40,276,186)

Net unrealized depreciation	$ (22,262,790)

(a) Non-income producing security.
(b) Depositary receipts.
(c) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Money Market Series	$(12,274)	$512,869

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

JUNE 30, 2008

Schedule of Investments (concluded)

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

(e) Represents the current yield as of report date.
• Financial futures contracts purchased on June 30,2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

238	S&P 500 Index September 2008		$15,618,655	$ (373,565)

• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Effective January 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in deter-
mining the fair valuation of the Fund's investments:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments*

Level 1	$242,651,508	$(893,067)
Level 2	21,607,948	—
Level 3	—	—

Total	$264,259,456	$(893,067)

* Other financial instruments are options and futures.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

15

Statements of Assets and Liabilities

		BlackRock
	BlackRock	Enhanced
	Enhanced	Equity Yield
	Equity Yield	& Premium
June 30, 2008 (Unaudited)	Fund, Inc.	Fund, Inc.

Assets

Investments at value — unaffiliated[1,2]	$ 300,229,286	$ 243,830,941
Investments at value — affiliated[3]	24,740,410	21,607,948
Dividends receivable	540,540	319,809
Securities lending income receivable	630	—
Margin variation receivable	9,311	9,055
Repurchase fees receivable	117,927	—
Prepaid expenses	18,380	15,476

Total assets	325,656,484	265,783,229

Liabilities

Collateral at value — securities loaned	850,000	—
Options written at value[4]	2,037,000	1,698,935
Bank overdraft	24,341	37,888
Capital shares redeemed payable	5,896,338	—
Dividends payable	2,079,725	2,555,296
Investment advisory fees payable	277,745	230,145
Officer’s and Directors’ fees payable	491	400
Other affiliates payable	2,821	2,459
Other accrued expenses payable	100,163	83,755

Total liabilities	11,268,624	4,608,878

Net Assets

Net assets	$ 314,387,860	$ 261,174,351

Net Assets Consist of

Par value $0.10 per share, 200,000,000 shares authorized[5]	$ 2,095,443	$ 1,769,705
Paid-in capital in excess of par	355,535,584	296,334,101
Distributions in excess of net investment income	(18,940,208)	(16,488,546)
Accumulated net realized gain	10,705,313	944,160
Net unrealized appreciation/depreciation	(35,008,272)	(21,385,069)

Net assets	$ 314,387,860	$ 261,174,351

Net asset value	$ 15.00	$ 14.76

[1] Cost — unaffiliated	$ 335,977,567	$ 266,083,449

[2] Securities loaned	$ 838,100	—

[3] Cost — affiliated	$ 24,740,410	$ 21,607,948

[4] Premiums received	$ 3,488,930	$ 2,939,939

[5] Shares of Common Stock outstanding	20,954,427	17,697,047

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

JUNE 30, 2008

Statements of Operations

		BlackRock
	BlackRock	Enhanced
	Enhanced	Equity Yield
	Equity Yield	& Premium
Six Months Ended June 30, 2008 (Unaudited)	Fund, Inc.	Fund, Inc.

Investment Income

Dividends[1]	$ 3,848,429	$ 2,748,416
Interest from affiliates	446,003	512,869
Securities lending	21,152	—

Total income	4,315,584	3,261,285

Expenses

Investment advisory	1,736,670	1,422,561
Professional	43,064	43,400
Accounting services	41,054	51,712
Officer and Directors	18,537	14,156
Custodian	16,240	9,732
Printing	13,528	12,272
Repurchase offer	9,698	32,097
Transfer agent	8,576	9,999
Registration	5,362	5,145
Miscellaneous	15,022	9,284

Total expenses	1,907,751	1,610,358

Net investment income	2,407,833	1,650,927

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(12,337,875)	(6,458,637)
Futures	(1,669,251)	(3,493,343)
Options written	26,194,513	13,286,854

	12,187,387	3,334,874

Net change in unrealized appreciation/depreciation on:
Investments	(47,473,179)	(31,618,842)
Futures	(593,596)	(208,772)
Options written	(148,238)	(15,381)

	(48,215,013)	(31,842,995)

Total realized and unrealized loss	(36,027,626)	(28,508,121)

Net Decrease in Net Assets Resulting from Operations	$ (33,619,793)	$ (26,857,194)

[1] Foreign withholding tax	$ 7,856	$ 1,884

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

17

Statements of Changes in Net Assets

	BlackRock Enhanced		BlackRock Enhanced Equtiy
	Equity Yield Fund, Inc.		Yield & Premium Fund, Inc.

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007	(Unaudited)	2007

Operations

Net investment income	$ 2,407,833	$ 6,057,971	$ 1,650,927	$ 3,654,996
Net realized gain	12,187,387	9,701,370	3,334,874	16,061,914
Net change in unrealized appreciation/depreciation	(48,215,013)	2,890,965	(31,842,995)	1,483,822

Net increase (decrease) in net assets resulting from operations	(33,619,793)	18,650,306	(26,857,194)	21,200,732

Dividends and Distributions to Shareholders From

Net investment income	(21,348,041)[2]	(6,028,827)	(18,139,473)[2]	(3,654,996)
Net realized gain	—	(10,245,934)	—	(17,184,920)
Tax return of capital	—	(26,237,858)	—	(15,306,196)

Decrease in net assets resulting from dividends and distributions to shareholders	(21,348,041)	(42,512,619)	(18,139,473)	(36,146,112)

Common Stock Transactions

Reinvestment of dividends and distributions	—	5,093,318	—	2,993,123
Net redemption of Common Stock resulting from a repurchase offer[1]	(5,778,411)	(277,233)	—	(606,573)

Net increase (decrease) in net assets resulting from Common Stock transactions	(5,778,411)	4,816,085	—	2,386,550

Net Assets

Total decrease in net assets	(60,746,245)	(19,046,228)	(44,996,667)	(12,558,830)
Beginning of period	375,134,105	394,180,333	306,171,018	318,729,848

End of period	$ 314,387,860	$ 375,134,105	$ 261,174,351	$ 306,171,018

End of period distributions in excess of net investment income	$ (18,940,208)	—	$ (16,488,546)	—

[1] Repurchase offer fees	$ 117,927	$ 5,575	—	$ 16,944

[2] A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

JUNE 30, 2008

Financial Highlights		BlackRock Enhanced Equity Yield Fund, Inc.

		Year Ended		Period
	Six Months Ended	December 31,		May 6, 2005[1]
	June 30, 2008			to December 31,
	(Unaudited)	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$ 17.57	$ 18.68	$ 18.49	$ 19.10

Net investment income[2]	0.11	0.29	0.27	0.23
Net realized and unrealized gain (loss)	(1.68)[3]	0.60[3]	2.09[3]	0.19

Net increase (decrease) from investment operations	(1.57)	0.89	2.36	0.42

Dividends and distributions from:
Net investment income	(1.00)[4]	(0.28)	(0.38)	(0.13)
Net realized gain	—	(0.48)	(0.96)	(0.87)
Tax return of capital	—	(1.24)	(0.83)	—

Total dividends and distributions	(1.00)	(2.00)	(2.17)	(1.00)

Offering costs resulting from the issuance of Common Stock	—	—	—	(0.03)

Net asset value, end of period	$ 15.00	$ 17.57	$ 18.68	$ 18.49

Market price, end of period	$ 14.50	$ 16.16	$ 19.86	$ 17.23

Total Investment Return[5]

Based on net asset value	(8.84)%[6]	4.96%	13.38%	2.16%[6]

Based on market price	(4.19)%[6]	(9.20)%	29.35%	(9.08)%[6]

Ratios to Average Net Assets

Total expenses	1.10%[7]	1.09%	1.12%	1.07%[7]

Net investment income	1.38%[7]	1.53%	1.44%	1.86%[7]

Supplemental Data

Net assets, end of period (000)	$ 314,388	$ 375,134	$ 394,180	$ 387,244

Portfolio turnover	18%	46%	49%	35%

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Includes repurchase offer fees, which are less than $0.01 per share.
4 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5] Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
[6] Aggregate total investment return.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JUNE 30, 2008

19

Financial Highlights	BlackRock Enhanced Equity Yield & Premium Fund, Inc.

		Year Ended		Period
	Six Months Ended	December 31,		June 30, 2005[1]
	June 30, 2008			to December 31,
	(Unaudited)	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$ 17.30	$ 18.14	$ 18.28	$ 19.10

Net investment income[2]	0.09	0.21	0.27	0.19
Net realized and unrealized gain (loss)	(1.60)[3]	1.00[3]	1.64[3]	0.04

Net increase (decrease) from investment operations	(1.51)	1.21	1.91	0.23

Dividends and distributions from:
Net investment income	(1.03)[4]	(0.21)	(0.28)	(0.19)
Net realized gain	—	(0.97)	(0.56)	(0.68)
Tax return of capital	—	(0.87)	(1.21)	(0.16)

Total dividends and distributions	(1.03)	(2.05)	(2.05)	(1.03)

Offering costs resulting from the issuance of Common Stock	—	—	—	(0.02)

Net asset value, end of period	$ 14.76	$ 17.30	$ 18.14	$ 18.28

Market price, end of period	$ 13.70	$ 15.68	$ 19.52	$ 16.82

Total Investment Return[5]

Based on net asset value	(8.35)%[6]	7.41%	10.92%	1.40%[6]

Based on market price	(6.14)%[6]	(9.53)%	29.72%	(10.89)%[6]

Ratios to Average Net Assets

Total expenses	1.13%[7]	1.10%	1.11%	1.08%[7]

Net investment income	1.16%[7]	1.12%	1.49%	1.94%[7]

Supplemental Data

Net assets, end of period (000)	$ 261,174	$ 306,171	$ 318,730	$ 321,498

Portfolio turnover	26%	59%	68%	34%

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Includes repurchase offer fees, which are less than $0.01 per share.
4 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5] Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
[6] Aggregate total investment return.
[7] Annualized.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

JUNE 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Enhanced Equity Yield Fund, Inc. and BlackRock Enhanced
Equity Yield & Premium Fund, Inc. (the “Funds” or individually as the
“Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their
Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short term securities are valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is val-
ued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an inde-
pendent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the respective Fund’s Board of Directors (“the
Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length trans-

action. Fair value determinations shall be based upon all available fac-
tors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies to increase the return of the Funds and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security or if the counterparty does not perform under the contract.

•Financial futures contracts — The Funds may purchase or sell finan-
cial or index futures contracts and options on such futures contracts.
Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as varia-
tion margin and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•Options — The Funds may purchase and write call and put options.
When the Funds write an option, an amount equal to the premium received by the Funds is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

SEMI-ANNUAL REPORT

JUNE 30, 2008

21

Notes to Financial Statements (continued)

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Funds segregate assets in connection with certain investments (e.g., futures) or certain borrowings, the Funds will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physi-
cally segregated.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Funds have determined the ex-dividend date. Interest income is recog-
nized on the accrual basis.

Securities Lending: The Funds may lend securities to financial institu-
tions that provide cash or securities issued or guaranteed by the U.S.
government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. A Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securi-
ties within the standard time period for settlement of securities transac-
tions. The Funds may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the bor-
rower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Dividends and Distributions: Enhanced Equity Yield, Inc. declares and pays dividends quarterly from net investment income. Enhanced Equity
Yield & Premium Fund, Inc. declares and pays dividends semi-annually from net investment income. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ U.S. federal tax returns remain open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan: approved by each Fund’s Board, non-interested Directors (“Independent Directors”)
may defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereun-
der represent general unsecured claims against the general assets of the Funds. The Funds may, however, elect to invest in common stock of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

22 SEMI-ANNUAL REPORT

JUNE 30, 2008

Notes to Financial Statements (continued)

Bank Overdraft: Enhanced Equity Yield Fund, Inc. recorded a bank overdraft due to a timing difference of securities settlement. Enhanced
Equity Yield & Premium Funds, Inc. recorded a bank overdraft, which resulted from estimates of available cash.

Other: Expenses directly related to each of the Funds are charged to that Fund. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group Inc. (“PNC”) are the principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Advisor a monthly fee at an annual rate equal to 1.0% of the aggregate average daily value of each Fund’s net assets plus the proceeds of any outstanding borrowings used for leverage.

The Advisor has entered into separate sub-advisory agreements with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the invest-
ment advisory fee paid by each Fund to the Advisor.

For the six months ended June 30, 2008, BlackRock Enhanced Equity
Yield Fund, Inc. and BlackRock Enhanced Equity Yield & Premium Fund,
Inc. reimbursed the Advisor $2,835 and $2,825, respectively for certain accounting services, which are included in accounting services in the
Statements of Operations.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, received $17,022 and $17,887 in commissions on the execution of portfolio security transactions for
BlackRock Enhanced Equity Yield, Inc. and BlackRock Enhanced Equity
Yield & Premium Fund, Inc., respectively, for the six months ended
June 30, 2008.

BlackRock Enhanced Equity Yield Fund has received an exemptive order from the SEC permitting them to lend portfolio securities to MLPF&S.
Pursuant to that order, BlackRock Enhanced Equity Yield Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the
Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.
For the six months ended June 30, 2008, BIM received $5,115 in secu-
rities lending agent fees from BlackRock Enhaned Equity Yield Fund, Inc.

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were as follows:

	Total	Total
	Purchases	Sales

BlackRock Enhanced Equity Yield
Fund, Inc	$57,489,112	$63,348,631
BlackRock Enhanced Equity Yield &
Premium Fund, Inc	$69,438,696	$67,326,096

BlackRock Enhanced Equity Yield Fund, Inc. Transactions in call options written for the six months ended June 30, 2008 were as follows:

		Premiums
Call Options Written	Contracts	Received

Outstanding call options written,
beginning of year	1,730	$ 5,561,868
Options written	33,680	37,905,128
Options closed	(25,215)	(29,420,926)
Options expired	(4,305)	(10,446,080)
Options exercised	(380)	(111,060)

Outstanding call options written,
end of year	5,510	$ 3,488,930

BlackRock Enhanced Equity Yield & Premium Fund, Inc. Transactions in call options written for the six months ended June 30, 2008, were as follows:

		Premiums
Call Options Written	Contracts	Received

Outstanding call options written,
beginning of year	1,390	$ 4,560,235
Options written	29,081	31,033,139
Options closed	(20,846)	(23,936,142)
Options expired	(4,540)	(8,550,554)
Options exercised	(420)	(166,739)

Outstanding call options written,
end of year	4,665	$ 2,939,939

SEMI-ANNUAL REPORT

JUNE 30, 2008

23

Notes to Financial Statements (concluded)

4. Capital Share Transactions:

Each Fund is authorized to issue 200,000,000 shares of capital stock, par value $0.10 per share, all of which were initially classified as
Common Stock. Each Fund’s Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Common Stock

Each Fund will make offers to repurchase its shares at annual (approxi-
mately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

BlackRock Enhanced Equity Yield Fund, Inc.

Shares issued and outstanding during the six months ended June 30,
2008 decreased by 393,614 as a result of a repurchase offer. Shares issued and outstanding for the year ended December 31, 2007
increased by 266,355 from dividend and distribution reinvestments and decreased by 15,067 as a result of a repurchase offer.

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Shares issued and outstanding during the six months ended June 30,
2008 remained constant. Shares issued and outstanding during the year ended December 31, 2007 increased by 163,331 from dividend and distribution reinvestments and decreased by 33,736 as a result of a repurchase offer.

5. Plan of Reorganization:

On March 14, 2008, the Board approved a plan of reorganization for the
Funds, subject to shareholder approval and certain other conditions, whereby BlackRock Enhanced Capital and Income Fund, Inc. will acquire substantially all of the assets and assume substantially all of the liabili-
ties of each Fund in exchange for newly issued shares of BlackRock
Enhanced Capital and Income Fund, Inc.

6. Subsequent Event:

BlackRock Enhanced Equity Yield & Premium Fund, Inc. announced on August 8, 2008 an offer to repurchase up to 5% of its outstanding
Common Stock from shareholders to commence August 15, 2008 and is scheduled to expire on September 12, 2008.

24 SEMI-ANNUAL REPORT

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (collectively, the “Board,” the members of which are referred to as “Directors”) of BlackRock Enhanced Equity Yield Fund,
Inc. (“EEF”) and BlackRock Enhanced Equity Yield & Premium Fund,
Inc. (“ECV” and, together with EEF, the “Funds”) met in April and May
2008 to consider approving the continuation of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock
Advisors, LLC (the “Advisor”), each Fund’s investment adviser. The Board also considered the approval of each Fund’s subadvisory agreement
(each, a “Subadvisory Agreement” and, together with the “Advisory
Agreement,” the “Agreements”) between the Advisor and BlackRock
Investment Management, LLC (the “Subadvisor”). The Advisor and the
Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of Directors of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the opera-
tions of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of the Board is an Independent
Director. The Board has established four standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s invest-
ment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers,
L. P., and certain affiliates, each Fund entered into an Advisory Agree-
ment and a Subadvisory Agreement, each with an initial two-year term.
Consistent with the 1940 Act, after the Advisory Agreement’s and
Subadvisory Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of
BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were:

(a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and port-
folio managers’ analysis of the reasons for underperformance, if applica-
ble; (b) fees, including advisory, administration and other fees paid to
BlackRock and its affiliates by each Fund, as applicable; (c) Fund oper-
ating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k)
reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory
Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Directors received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper Inc. (“Lipper”), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”);
(d) the profitability of BlackRock and certain industry profitability ana-
lyses for advisers to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock;
(g) economies of scale, if any, generated through the Advisors’ manage-
ment of all of the BlackRock closed-end funds (the “Fund Complex”);
(h) the expenses of each Fund, including comparisons of respective
Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to
BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the related benefits to
BlackRock of “soft dollars”) and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

SEMI-ANNUAL REPORT

JUNE 30, 2008

25

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

In addition to the foregoing materials, independent legal counsel to the
Independent Directors provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advis-
er’s fiduciary duty with respect to advisory agreements and compensa-
tion, and the standards used by courts in determining whether invest-
ment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Directors reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008.
At the Board meeting on April 22, 2008, BlackRock made a presenta-
tion to and responded to questions from the Board. Following the meet-
ing on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Directors prior to the meetings on May 29 and 30, 2008. At the Board meetings on
May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and SEC state-
ments relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to each
Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of each Fund; the costs of the services to be provided and profits to be realized by the
Advisors and their affiliates from their relationship with the Funds; the extent to which economies of scale would be realized as the Fund
Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed informa-
tion concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsi-
bilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of the Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Directors considered the quality of the administrative and non-investment advisory services provided to the
Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other personnel as are necessary for the operations of the respective Fund.
In addition to investment management services, the Advisors and their affiliates provided each Fund with services such as: preparing share-
holder reports and communications, including annual and semi-annual financial statements and the Funds’ websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund
(such as tax reporting and fulfilling regulatory filing requirements). The
Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previ-
ously noted, the Board received performance information regarding each
Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s perform-
ance compared to its Peers. More specifically, each Fund’s one-, three-
and five-year total returns (as applicable) were evaluated relative to its
Peers (including the Peers’ median performance).

The Board reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that EEF and ECV performed below the median of each Fund’s respective Peers for the one-year and since inception periods reported. The Board then discussed with representatives of
BlackRock the reasons for each Fund’s underperformance during these periods compared with its Peers. The Board noted that each Fund’s underperformance was as a result of each Fund’s bias towards higher yielding equities, creating a significant allocation of each Fund’s portfolio to financial companies. The Board noted that the Advisor has tried to address the underperformance of each Fund with its proposal to merge the Funds with BlackRock Enhanced Capital and Income Fund, Inc.
The Board concluded that BlackRock was committed to providing the resources necessary to assist the portfolio managers and to improve each Fund’s performance. Based on its review, the Board generally was satisfied with BlackRock’s efforts to improve each Fund’s performance going forward.

26 SEMI-ANNUAL REPORT

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

After considering this information, the Boards concluded that the per-
formance of each Fund, in light of and after considering the other facts and circumstances applicable to each Fund, supports a conclusion that each Fund’s Agreements should be renewed.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current management fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers.
The Board also reviewed a narrative analysis of the Peer rankings pre-
pared by Lipper and summarized by BlackRock at the request of the
Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that each Fund paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separately managed institutional accounts) in similar investment categories. The
Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment manage-
ment experience of the Advisors and considered the high level of invest-
ment management, administrative and other services provided by the
Advisors. In light of these factors and the other facts and circumstances applicable to each Fund, the Board concluded that the fees paid and level of expenses incurred by each Fund under its Agreements support a conclusion that each Fund’s Agreements should be renewed.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed
BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the
Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment man-
agement firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the
Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attrib-
utable to their management of the Fund.

The Board concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Fund, supports a conclusion that each Fund’s Agreements should be renewed.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the
Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not expe-
rience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives.
The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-
level breakpoint structure. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of the Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Directors, including the Independent Directors, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relation-
ships with the Funds, including potential benefits accruing to the
Advisors and their affiliates as a result of participating in offerings of the

SEMI-ANNUAL REPORT

JUNE 30, 2008

27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and prod-
ucts sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the
Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing the Agreements, the Directors did not identify any single factor discussed above as all-important or controlling and different
Directors may have attributed different weights to the various factors considered. The Directors, including the Independent Directors, unani-
mously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Fund, was acceptable for each Fund and supported the Directors’ conclusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective Fund and that each Agreement should be approved.

28 SEMI-ANNUAL REPORT

JUNE 30, 2008

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen . Robards, Vice Chair of the Board, Chair of the Audit
Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Additional Information

Fundamental Periodic Repurchase Policy

The Board of each Fund approved a fundamental policy whereby each Fund has adopted an “interval fund” structure pursuant to Rule 23c-3 under the
1940 Act. As an interval fund, each Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Funds can repurchase in each offer will be established by the respective Fund’s Board of
Directors shortly before the commencement of each offer, and will be between 5% and 25% of the respective Fund’s then outstanding shares.

Each Fund has adopted the following fundamental policy regarding periodic repurchases:

(a) The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act.

(b) The periodic interval between repurchase request deadlines will be approximately 12 months.

(c) The repurchase request deadline for each repurchase offer will be 14 days prior to the last Friday in June for BlackRock Enhanced Equity Yield
Fund, Inc. and 14 days prior to the last Friday in September for BlackRock Enhanced Equity Yield & Premium Fund, Inc., provided that in the event that such day is not a business day, the repurchase request deadline will be the subsequent business day.

(d) The maximum number of days between a repurchase request deadline and the next repurchase pricing date will be 14 days; provided that if the 14th day after a repurchase request deadline is not a business day, the repurchase pricing date shall be the next business day.

Each Fund’s Board may place such conditions and limitations on a repurchase offer as may be permitted under Rule 23c-3. Repurchase offers may be suspended or postponed under certain circumstances, as provided in Rule 23c-3.

SEMI-ANNUAL REPORT JUNE 30, 2008 29

Additional Information (concluded)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Funds’ Forms N-Q are available on the SEC’s website at
http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on each Fund’s website, or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the respec-
tive Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

30 SEMI-ANNUAL REPORT

JUNE 30, 2008

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

Proxy Voting Policy

The Board of each Fund has delegated the voting of proxies for Fund securities to the Advisor pursuant to the Advisor’s proxy voting guidelines.
Under these guidelines, the Advisor will vote proxies related to Fund secu-
rities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Advisor, or any affiliated person of the Fund or the Advisor, on the other. In such event, provided that the Advisor’s Equity Investment Policy Oversight Committee, or a sub-
committee thereof (the “Committee”) is aware of the real or potential con-
flict or material non-routine matter and if the Committee does not reason-

ably believe it is able to follow its general voting guidelines (or if the par-
ticular proxy matter is not addressed in the guidelines) and vote impartial-
ly, the Committee may retain an independent fiduciary to advise the
Committee on how to vote or to cast votes on behalf of the Advisor’s clients. If the Advisor determines not to retain an independent fiduciary, or does not desire to follow the advice of such indpendenent fiduciary, the
Committee shall determine how to vote the proxy after consulting with the
Advisor’s Portfolio Management Group and/or the Advisor’s Legal and
Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict.

SEMI-ANNUAL REPORT

JUNE 30, 2008

31

This report is transmitted to shareholders only. This is not a prospectus. Past performance results shown in this report
should not be considered a representation of future performance.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds
use to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and
(3) on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Funds voted
proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Enhanced Equity Yield Fund, Inc.
BlackRock Enhanced Equity Yield & Premium Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#EEYP-6/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Yield Fund, Inc.

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Equity Yield Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Yield Fund, Inc.

Date: August 22, 2008

By: Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Yield Fund, Inc.

Date: August 22, 2008